Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income (loss) from continuing operations before income taxes attributable to geographic locations
Income (loss) before income taxes is attributable to the following geographic locations for the years ended December 31, (in thousands):

	2016	2015	2014
Domestic	$215,010	$123,153	$(46,876)
Foreign	(55,151)	87,845	131,609
Income from continuing operations before income taxes	$159,859	$210,998	$84,733

Components of tax benefit (expenses) for income taxes from continuing operations
The tax benefit (expenses) for income taxes consisted of the following components for the years ended December 31, (in thousands):

	2016	2015	2014
Current:
Federal	$(16,365)	$(85,352)	$(98,445)
State and local	(2,147)	(3,984)	(16,243)
Foreign	(62,278)	(27,090)	(31,844)
Subtotal	(80,790)	(116,426)	(146,532)
Deferred:
Federal	(11,184)	87,801	(177,877)
State and local	(3,328)	4,600	(21,539)
Foreign	49,851	801	489
Subtotal	35,339	93,202	(198,927)
Provision for income taxes	$(45,451)	$(23,224)	$(345,459)

Income tax reconciliation
The fiscal 2016, 2015 and 2014 income tax expense differed from the amounts computed by applying the U.S. federal income tax rate of 35% to pre-tax income as a result of the following for the years ended December 31 (in thousands):

	2016	2015	2014
Federal tax at statutory rate	$(55,951)	$(73,849)	$(29,657)
State and local taxes	(4,895)	945	1,370
Deferred tax assets generated in current year not benefited	(6,246)	(4,916)	(3,311)
Foreign income tax rate differential	22,016	30,387	20,002
Non-deductible expenses	(15,828)	(14,252)	(1,274)
Stock-based compensation expense	(5,890)	(3,922)	(4,496)
Change in valuation allowance	11,995	710	1,655
Foreign financing activities	(26,708)	2,592	2,981
Loss on debt extinguishment	(8,288)	—	—
Gain on divestments	8,828	—	—
Uncertain tax positions reserve	(9,371)	(3,191)	(463)
Tax adjustments related to REIT	45,060	45,823	(324,142)
Other, net	(173)	(3,551)	(8,124)
Total income tax expense	$(45,451)	$(23,224)	$(345,459)

Schedule of deferred tax assets and liabilities
The types of temporary differences that give rise to significant portions of the Company’s deferred tax assets and liabilities are set out below as of December 31 (in thousands):

	2016	2015
Deferred tax assets:
Reserves and accruals	$11,276	$13,013
Stock-based compensation expense	1,752	1,459
Unrealized (gains) losses	—	10,656
Operating loss carryforwards	37,594	34,457
Others, net	5	18
Gross deferred tax assets	50,627	59,603
Valuation allowance	(29,167)	(29,894)
Total deferred tax assets, net	21,460	29,709
Deferred tax liabilities:
Property, plant and equipment	(57,006)	(9,048)
Unrealized (gains) losses	(7,832)	—
Intangible assets	(168,655)	(60,133)
Total deferred tax liabilities	(233,493)	(69,181)
Net deferred tax liabilities	$(212,033)	$(39,472)

Changes in valuation allowance for deferred tax assets
Changes in the valuation allowance for deferred tax assets for the years ended December 31, 2016, 2015 and 2014 are as follows (in thousands):

	2016	2015	2014
Beginning balance	$29,894	$27,181	$31,058
Amounts from acquisitions	5,053	—	—
Amounts recognized into income	(11,995)	(710)	(1,655)
Current increase (decrease)	6,557	4,513	721
Impact of foreign currency exchange	(342)	(1,090)	(3,181)
Net operating loss ("NOL") and tax credit expiration	—	—	238
Ending balance	$29,167	$29,894	$27,181

Schedule of net operating loss carryforwards
The Company’s NOL carryforwards for federal, state and foreign tax purposes which expire, if not utilized, at various intervals from 2017, are outlined below (in thousands):

Expiration Date	Federal (1)	State (1)	Foreign	Total
2017	$—	$—	$9,018	$9,018
2018 to 2020	80,915	190	26,405	107,510
2021 to 2023	148,238	—	3,375	151,613
2024 to 2026	15,564	3,501	8,377	27,442
2027 to 2029	6,065	—	—	6,065
2030 to 2032	—	2,445	—	2,445
Thereafter	—	1,108	162,863	163,971
	$250,782	$7,244	$210,038	$468,064
__________________________

(1)
The total amount of NOL carryforwards that will not be available to offset the Company’s future taxable income after dividend paid deduction due to Section 382 limitations was $245,101,000, comprising $241,766,000 of federal and $3,335,000 of state.

Reconciliation of unrecognized tax benefits
The beginning and ending balances of the Company's unrecognized tax benefits are reconciled below for the years ended December 31 (in thousands):

	2016	2015	2014
Beginning balance	$30,845	$36,138	$36,552
Gross increases related to prior year tax positions	570	—	1,200
Gross decreases related to prior year tax positions	—	(8,645)	(984)
Gross increases related to current year tax positions	41,972	4,802	1,538
Decreases resulting from expiration of statute of limitation	(826)	(1,450)	(1,112)
Decreases resulting from settlements	(374)	—	(1,056)
Ending balance	$72,187	$30,845	$36,138